Fair Value Measurements - Notional and Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Asset	$ 1,716	$ 3,048
Derivative liabilities, at fair value	949	1,828
IRLCs
Derivative [Line Items]
Notional Value	227,380	225,372
Derivative Asset	1,716	316
Derivative liabilities, at fair value	77	1,828
Forward commitments
Derivative [Line Items]
Notional Value	265,000	422,000
Derivative Asset	0	2,732
Derivative liabilities, at fair value	$ 872	$ 0